CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) AND COMPREHENSIVE INCOME (LOSS) (USD $)	Total	Ordinary shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Noncontrolling interest	Comprehensive Income (loss)
Balance at Dec. 31, 2008	$ (9,940,262)	$ 20,923	$ 26,475,224	$ (37,866,303)	$ 1,329,894	$ 100,000
Balance (in shares) at Dec. 31, 2008		209,230,993
Increase (Decrease) In Stockholders' Equity
Net income (loss)	7,212,221			7,212,221			7,212,221
Share-based compensation	2,640,945		2,640,945
Foreign currency translation adjustments	19,989				19,989		19,989
Total comprehensive income (loss)							7,232,210
Balance at Dec. 31, 2009	(67,107)	20,923	29,116,169	(30,654,082)	1,349,883	100,000
Balance (in shares) at Dec. 31, 2009		209,230,993
Increase (Decrease) In Stockholders' Equity
Net income (loss)	4,430,609			4,430,609			4,430,609
Series B, C and D preference shares converted into ordinary shares upon initial public offering	25,354,226	12,396	25,341,830
Series B, C and D preference shares converted into ordinary shares upon initial public offering (in shares)		123,961,259
Issuance of ordinary shares upon initial public offering, net of issuance costs	101,640,402	7,200	101,633,202
Issuance of ordinary shares upon initial public offering, net of issuance costs (in shares)		72,000,005
Share-based compensation	3,345,896		3,345,896
Foreign currency translation adjustments	942,264				942,264		942,264
Total comprehensive income (loss)							5,372,873
Balance at Dec. 31, 2010	135,646,290	40,519	159,437,097	(26,223,473)	2,292,147	100,000
Balance (in shares) at Dec. 31, 2010	405,192,257	405,192,257
Increase (Decrease) In Stockholders' Equity
Net income (loss)	(33,223,661)			(33,223,661)			(33,223,661)
Refund of issuance costs	15,418		15,418
Fraction shares repurchased in ADS conversion	(5)		(5)
Fraction shares repurchased in ADS conversion (in shares)		(30)
Share-based compensation	4,353,607		4,353,607
Foreign currency translation adjustments	3,909,408				3,909,408		3,909,408
Total comprehensive income (loss)							(29,314,253)
Balance at Dec. 31, 2011	$ 110,701,057	$ 40,519	$ 163,806,117	$ (59,447,134)	$ 6,201,555	$ 100,000
Balance (in shares) at Dec. 31, 2011	405,192,227	405,192,227